Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment and disposal of assets

(in thousands of USD)	Note	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE

At January 1, 2022
Cost	—	4,875,811	181,293	53,226	5,244	5,115,574
Depreciation & impairment losses	—	(1,908,024)	—	(24,225)	(4,026)	(1,936,275)
Net carrying amount		2,967,787	181,293	29,001	1,218	3,179,299

Acquisitions	—	444,744	72,866	13,384	95	531,089
Disposals and cancellations	—	(164,768)	—	—	—	(164,768)
Depreciation charges	—	(95,364)	—	(10,398)	(306)	(106,068)
Transfer to assets held for sale	8	(50,345)	—	—	—	(50,345)
Transfers	—	117,132	(117,132)	—	—	—
Translation differences	—	—	—	(65)	(10)	(75)
Balance at June 30, 2022		3,219,186	137,027	31,922	997	3,389,132

At June 30, 2022
Cost	—	5,375,264	137,027	66,545	5,207	5,584,043
Depreciation & impairment losses	—	(2,156,078)	—	(34,623)	(4,210)	(2,194,911)
Net carrying amount		3,219,186	137,027	31,922	997	3,389,132

(in thousands of USD)	Note	Sale price	Book Value	Gain	Loss
Newton - Sale	—	35,370	32,953	1,163	—
Filikon - Sale	—	15,974	6,570	9,404	—
At June 30, 2021		51,344	39,523	10,567	—

		Sale price	Book Value	Gain	Loss
Sandra - Sale	—	47,520	47,299	221	—
Sara - Sale	—	47,520	46,013	1,507	—
Sonia - Sale	—	50,490	50,837	—	(347)
Cap Leon - Sale	—	19,924	9,081	10,843	—
Cap Pierre - Sale	—	19,058	11,537	7,521	—
Other	—	—	—	13,500	—
At June 30, 2022		184,512	164,767	33,592	(347)

Schedule of capital commitments	These capital commitments relate to three VLCC newbuilding contracts and three Suezmax newbuilding contracts and can be detailed as follows:

(in thousands of USD)	Total	2022	2023	2024	2025

Commitments in respect of VLCCs	205,240	37,360	167,880	—	—
Commitments in respect of Suezmaxes	139,425	6,639	99,589	33,196	—
Commitments in respect of FSOs	—	—	—	—	—
Total	344,665	43,999	267,469	33,196	—